Related Party Transactions (Details) - USD ($)						3 Months Ended	6 Months Ended	9 Months Ended
	Feb. 12, 2026	Feb. 11, 2026	Feb. 06, 2026	Apr. 03, 2025	Feb. 10, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Marketable value (in Dollars per share)	$ 9.91
Initial business combination	15.00%
Borrowed amount								$ 172,158
Expenses per month					$ 10,000
Payment for services						30,000	50,000
CCM fee							$ 2,500,000
Business combination fee percentage							1.50%
Gross proceeds							$ 1,500,000
Director [Member]
Related Party Transactions [Line Items]
Interest equivalent aggregate shares (in Shares)			50,000
Subsequent Event [Member]
Related Party Transactions [Line Items]
Marketable value (in Dollars per share)	$ 9.91
Initial business combination	15.00%
Expenses per month		$ 10,000
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Related Party Transactions [Line Items]
Percentage of public shares to be redeemed							100.00%	100.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Amount of offering cost and operating addition to promissory note – related party expenses	$ 185,445
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Amount of offering cost and operating addition to promissory note – related party expenses	$ 185,446
Related Party [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate loan amount						300,000	$ 300,000	$ 300,000
Borrowed amount						300,000	300,000	172,158
Related Party [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Convertible amount						$ 1,500,000	$ 1,500,000	$ 1,500,000
Price per unit (in Dollars per share)						$ 10	$ 10	$ 10
Working capital
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares surrendered (in Shares)				1,000,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Interest equivalent aggregate shares (in Shares)			250,000
Number of shares forfeited (in Shares)			200,000
Class B Ordinary Shares [Member] | Director [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)			$ 1.49
Granted, net of forfeitures (in Shares)			200,000
Fair value amount issued			$ 298,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Interest equivalent aggregate shares (in Shares)			250,000
Number of shares forfeited (in Shares)	200,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Director [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	$ 1.49
Interest equivalent aggregate shares (in Shares)	50,000
Granted, net of forfeitures (in Shares)	200,000
Fair value amount issued	$ 298,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution amount							$ 25,000	$ 25,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution amount				$ 25,000
Price per share (in Dollars per share)				$ 0.003
Shares issued (in Shares)				7,666,667